BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
BALANCE SHEETS
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	100,000,000	100,000,000	100,000,000
Common stock, shares outstanding	100,000,000	100,000,000	100,000,000
Convertible tracking stock, par value (in dollars per share)	$ 0.0001
Convertible tracking stock, shares authorized	421,100
Convertible tracking stock, shares issued	421,100
Convertible tracking stock, shares outstanding	421,100